Cover	Dec. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2024
Entity File Number	001-41070
Entity Registrant Name	Graphjet Technology
Entity Central Index Key	0001879373
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lot 3895
Entity Address, Address Line Two	Lorong 6D
Entity Address, City or Town	Shah Alam
Entity Address, Country	MY
Entity Address, Postal Zip Code	00000
City Area Code	+60
Local Phone Number	018 272 7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false